STOCK-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 Employee Stock Option Plan USD ($)	Dec. 31, 2013 Employee Stock Option Plan CAD	Dec. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2012 Employee Stock Option Plan CAD	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Jan. 02, 2014 Employee Stock Option Plan Subsequent Event	May 31, 2005 Incentive Share Purchase Plan	Dec. 31, 2013 Incentive Share Purchase Plan USD ($)	Dec. 31, 2012 Incentive Share Purchase Plan USD ($)	Dec. 31, 2011 Incentive Share Purchase Plan USD ($)	May 31, 2008 Incentive Share Purchase Plan	Dec. 31, 2013 Restricted Share Unit Plan USD ($)	Dec. 31, 2012 Restricted Share Unit Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)
Share-based compensation arrangements
Maximum percentage of shares subject to options as a percentage of company's common shares issued and outstanding	5.00%	5.00%
Maximum term of options granted after April 24, 2001 under ESOP	5 years	5 years
Shares reserved for issuance before increase in the number of shares approved								2,500,000
Additional number of shares reserved for issuance	2,000,000	2,000,000	2,500,000	2,500,000	3,000,000	3,000,000
Common shares reserved for issuance, authorized					23,300,000	23,300,000						5,000,000
Common shares reserved for issuance	11,283,535	11,283,535							829,907	1,642,853	2,150,088
Stock options granted (in shares)	2,803,000	2,803,000	3,257,000	3,257,000	2,630,785	2,630,785	3,177,500
Stock options vested (in shares)	700,750	700,750	814,250	814,250	657,696	657,696	794,375
Stock options vesting period that are not vested immediately	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Stock options activity
Options outstanding, beginning of period (in shares)	10,587,126	10,587,126	8,959,051	8,959,051	6,762,704	6,762,704
Granted (in shares)	2,803,000	2,803,000	3,257,000	3,257,000	2,630,785	2,630,785	3,177,500
Exercised (in shares)	(213,500)	(213,500)	(416,275)	(416,275)	(308,688)	(308,688)
Forfeited (in shares)	(540,206)	(540,206)	(731,000)	(731,000)	(125,750)	(125,750)
Expired (in shares)	(1,352,885)	(1,352,885)	(481,650)	(481,650)
Options outstanding, end of period (in shares)	11,283,535	11,283,535	10,587,126	10,587,126	8,959,051	8,959,051
Options exercisable at end of period (in shares)	7,248,295	7,248,295	6,510,464	6,510,464	5,178,172	5,178,172
Weighted Average Exercise Price
Outstanding, beginning of period, weighted average exercise price (in Canadian dollars per share)		56.60		62.88		56.94
Granted, weighted average exercise price (in Canadian dollars per share)		52.13		36.99		76.12
Exercised, weighted average exercise price (in Canadian dollars per share)		37.06		43.51		43.62
Forfeited, weighted average exercise price (in Canadian dollars per share)		58.15		59.72		67.47
Expired - weighted-average exercise price (in Canadian dollars per share)		54.67		47.49
Outstanding, end of period, weighted average exercise price (in Canadian dollars per share)		56.02		56.60		62.88
Nonvested Stock Options
Non-vested, beginning of year (in shares)	4,076,662	4,076,662
Granted (in shares)	2,803,000	2,803,000
Vested (in shares)	(2,661,216)	(2,661,216)
Forfeited (non-vested) (in shares)	(183,206)	(183,206)
Non-vested, end of year (in shares)	4,035,240	4,035,240	4,076,662	4,076,662
Weighted Average Grant Date Fair Value - Non-Vested Stock Options
Non-vested, beginning of year (in Canadian dollars per share)		13.33
Granted (in Canadian dollars per share)		11.21		8.29		17.05
Vested (in Canadian dollars per share)		12.84
Forfeited (unvested) (in Canadian dollars per share)		11.38
Non-vested, end of year (in Canadian dollars per share)		11.44		13.33
Cash received for options exercised	$ 8.0		$ 18.2		$ 13.6
Total intrinsic value of options exercised		3.1		3.6		8.0
Weighted average grant-date fair value of options granted (in Canadian dollars per share)		11.21		8.29		17.05
Total grant date fair value of options vested	34.2		41.0		46.7
Contribution limit as a percentage of annual salary									10.00%
Company match, as a percentage of employee contribution									50.00%
Share-based compensation cost recognized	26.4		33.8		42.2				7.8	7.2	6.4		12.1	6.6	3.3
Number of common shares subscribed under the Purchase Plan									812,946	507,235	360,833
Value of common shares subscribed under the Purchase Plan									23.4	21.7	19.2
Contribution by the company to employee benefit trust													$ 19.0	$ 12.0	$ 3.7